Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

SG Commercial Mortgage Securities, LLC (the “Depositor”)

Societe Generale Financial Corporation

SG Americas Securities, LLC

Citigroup Global Markets Inc.

(collectively, the “Specified Parties”)

Re:	BX Commercial Mortgage Trust 2021-VIV5 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2021-VIV5 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Trust Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 20 September 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,
f.	A draft of the preliminary offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Trust Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Trust Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Trust Loan,
iii.	Whether the originator(s) of the Trust Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Trust Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 September 2021

Attachment A Page 1 of 8

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of certain senior A promissory notes (collectively, the “Trust Notes”),
b.	The Trust Notes evidence a portion (such portion, the “Trust Loan”) of a fixed-rate, interest-only commercial mortgage loan (the “Mortgage Loan”), comprised of the Trust Loan and:
i.	Certain additional senior A promissory notes (collectively, the “Companion A Notes,” together with the Trust Notes, the “A Notes”),
ii.	Certain senior B promissory notes (collectively, the “Companion Senior B Notes”),
iii.	Certain junior B promissory notes (collectively, the “Companion Junior B Notes,” together with the Companion Senior B Notes, the “Companion B Notes”) and
iv.	Certain subordinate C promissory notes (collectively, the “Companion C Notes”)

which will not be assets of the Issuing Entity,

c.	The Trust Notes are pari passu in right of payment with the Companion A Notes,
d.	The A Notes are senior in right of payment to the Companion B Notes and Companion C Notes,
e.	The Companion B Notes are senior in right of payment to the Companion C Notes and
f.	The Mortgage Loan is secured by, among other things, first priority deeds of trust on the borrowers’ fee simple interests in two resort and casino properties known as the MGM Grand and Mandalay Bay resorts located in Las Vegas, Nevada (each, a “Property” and collectively, the “Properties”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Trust Notes, Companion A Notes, Companion B Notes, Companion C Notes and Properties as of 5 October 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

Attachment A Page 2 of 8
2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan, Trust Loan, Trust Notes, Companion A Notes, Companion B Notes, Companion C Notes and Properties as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Loan Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Loan Payment Date and
b.	ARD Loan Maturity Date,

as shown on the Final Data File, we recalculated the “Original Balloon Term (Months)” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:

a.	A Notes Trust Original Amount ($) and

b.	Companion A Notes Original Amount ($),

as shown on the Final Data File, we recalculated the “Total Original A Notes Amount ($)” of the A Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 8

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term. Based on this information, the Depositor instructed us to:
a.	Use the “Original Balloon Term (Months),” as shown on the Final Data File, for the original interest-only period of the Mortgage Loan (the “IO Period”),
b.	Use “0” for the original amortization term of the Mortgage Loan (the “Original Amort Term (Months)”),
c.	Use the “Whole Loan Original Amount ($)” of the Mortgage Loan and each Property, as shown on the Final Data File, as:
i.	The principal balance of the Mortgage Loan and each Property as of the Reference Date (the “Whole Loan Cut-off Date Amount ($)”) and
ii.	The principal balance of the Mortgage Loan and each Property as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Whole Loan Maturity Balance ($)”),
d.	Use the “Total Original A Notes Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the A Notes as of the Reference Date (the “Cut-off Date Total A Notes Amount ($)”) and
ii.	The principal balance of the A Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Total A Notes Amount ($)”),
e.	Use the “A Notes Trust Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Trust Notes as of the Reference Date (the “Cut-off Date A Notes Trust Amount ($)”) and
ii.	The principal balance of the Trust Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance A Notes Trust Amount ($)”),
f.	Use the “Companion A Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion A Notes as of the Reference Date (the “Cut-off Date Companion A Notes Amount ($)”) and
ii.	The principal balance of the Companion A Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion A Notes Amount ($)”),
g.	Use the “Companion B Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion B Notes as of the Reference Date (the “Cut-off Date Companion B Notes Amount ($)”) and
ii.	The principal balance of the Companion B Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion B Notes Amount ($)”) and
h.	Use the “Companion C Notes Original Amount ($),” as shown on the Final Data File, as:
i.	The principal balance of the Companion C Notes as of the Reference Date (the “Cut-off Date Companion C Notes Amount ($)”) and
ii.	The principal balance of the Companion C Notes as of the “ARD Loan Maturity Date” of the Mortgage Loan (the “Maturity Balance Companion C Notes Amount ($)”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 8

8.	Using the:
a.	Total Original A Notes Amount ($),
b.	Companion B Notes Original Amount ($),
c.	Companion C Notes Original Amount ($),
d.	A Note Interest Rate,
e.	B Note Interest Rate and
f.	C Note Interest Rate,

as shown on the Final Data File, we recalculated the “Whole Loan Interest Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Balloon Term (Months),
b.	IO Period and
c.	Seasoning,

as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity (Months) and
ii.	Remaining IO Term (Months)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

10.	Using the:
a.	A Notes Trust Original Amount ($),
b.	A Note Interest Rate and
c.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Trust Monthly Debt Service Payment ($) and
ii.	Trust Annual Debt Service Payment ($)

of the Trust Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Monthly Debt Service Payment ($)” of the Trust Loan as 1/12th of the product of, rounded to two decimal places:

a.	The “A Notes Trust Original Amount ($),” as shown on the Final Data File,
b.	The “A Note Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Trust Annual Debt Service Payment ($)” of the Trust Loan as twelve (12) times the “Trust Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 5 of 8

11.	Using the:
a.	Total Original A Notes Amount ($),
b.	Companion B Notes Original Amount ($),
c.	Companion C Notes Original Amount ($),
d.	A Note Interest Rate,
e.	B Note Interest Rate,
f.	C Note Interest Rate and
g.	Interest Calculation (30/360 / Actual/360),

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Whole Loan Monthly Debt Service Payment ($) and

ii.	Whole Loan Annual Debt Service Payment ($)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Monthly Debt Service Payment ($)” of the Mortgage Loan as 1/12th of the sum of:

a.	The product of, rounded to two decimal places:

i.	The “Total Original A Notes Amount ($),” as shown on the Final Data File,

ii.	The “A Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360,
b.	The product of, rounded to two decimal places:
i.	The “Companion B Notes Original Amount ($),” as shown on the Final Data File,
ii.	The “B Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360 and
c.	The product of, rounded to two decimal places:
i.	The “Companion C Notes Original Amount ($),” as shown on the Final Data File,
ii.	The “C Note Interest Rate,” as shown on the Final Data File, and
iii.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Whole Loan Annual Debt Service Payment ($)” of the Mortgage Loan as twelve (12) times the “Whole Loan Monthly Debt Service Payment ($),” as shown on the Final Data File.

Attachment A Page 6 of 8

12.	Using the:
a.	Cut-off Date Total A Notes Amount ($),
b.	Whole Loan Cut-off Date Amount ($),
c.	As-Is Real Property Appraised Value,
d.	As-Is Appraised Value (Fee Simple) and
e.	Rooms,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Cut-off Date Total A Notes Amount per Room ($),
ii.	Whole Loan Cut-off Date Amount per Room ($),
iii.	As-Is Real Property Appraised Value per Room and
iv.	As-Is Appraised Value (Fee Simple) per Room

of the A Notes and Mortgage Loan, as applicable, and with respect to items iii. and iv. above, of each Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Total Original A Notes Amount ($),
b.	Cut-off Date Total A Notes Amount ($),
c.	Maturity Balance Total A Notes Amount ($),
d.	Trust Annual Debt Service Payment ($),
e.	UW EBITDAR,
f.	UW Net Cash Flow,
g.	Master Lease Annual Base Rent,
h.	As-Is Real Property Appraised Value and
i.	As-Is Appraised Value (Fee Simple),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	A Notes UW EBITDAR DSCR,

ii.	A Notes UW NCF DSCR,
iii.	Master Lease A Notes DSCR,
iv.	A Notes Cut-off Date LTV (As-Is Real Property Appraised Value),
v.	A Notes Maturity Date LTV (As-Is Real Property Appraised Value),
vi.	A Notes Cut-off Date LTV (As-Is Appraised Value),
vii.	A Notes Maturity Date LTV (As-Is Appraised Value),
viii.	A Notes UW EBITDAR Debt Yield,
ix.	A Notes UW NCF Debt Yield and
x.	Master Lease A Notes Debt Yield

of the A Notes. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through x. above to the nearest 1/10th of one percent.

Attachment A Page 7 of 8

14.	Using the:
a.	Whole Loan Original Amount ($),
b.	Whole Loan Cut-off Date Amount ($),
c.	Whole Loan Maturity Balance ($),
d.	Whole Loan Annual Debt Service Payment ($),
e.	UW EBITDAR,
f.	UW Net Cash Flow,
g.	Master Lease Annual Base Rent,
h.	As-Is Real Property Appraised Value and
i.	As-Is Appraised Value (Fee Simple),

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Whole Loan UW EBITDAR DSCR,

ii.	Whole Loan UW NCF DSCR,
iii.	Master Lease Whole Loan DSCR,
iv.	Whole Loan Cut-off Date LTV (As-Is Real Property Appraised Value),
v.	Whole Maturity Date LTV (As-Is Real Property Appraised Value),
vi.	Whole Loan Cut-off Date LTV (As-Is Appraised Value),
vii.	Whole Maturity Date LTV (As-Is Appraised Value),
viii.	Whole Loan UW EBITDAR Debt Yield,
ix.	Whole Loan UW NCF Debt Yield and
x.	Master Lease Whole Loan Debt Yield

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iii. above to two decimal places and
b.	Round the characteristics listed in iv. through x. above to the nearest 1/10th of one percent.

Attachment A Page 8 of 8
15.	Using the:
a.	2015 EBITDAR,
b.	2016 EBITDAR,
c.	2017 EBITDAR,
d.	2018 EBITDAR,
e.	2019 EBITDAR,
f.	2020 EBITDAR,
g.	June 2021 TTM EBITDAR,
h.	2Q 2021 EBITDAR,
i.	UW EBITDAR,
j.	Initial Master Lease Annual Base Rent,
k.	June 2021 TTM Master Lease Annual Base Rent and
l.	Master Lease Annual Base Rent,

as shown on the Final Data File, we recalculated the:

i.	2015 EBITDAR to Master Lease Rent Coverage,
ii.	2016 EBITDAR to Master Lease Rent Coverage,
iii.	2017 EBITDAR to Master Lease Rent Coverage,
iv.	2018 EBITDAR to Master Lease Rent Coverage,
v.	2019 EBITDAR to Master Lease Rent Coverage,
vi.	2020 EBITDAR to Master Lease Rent Coverage,
vii.	June 2021 TTM EBITDAR to Master Lease Rent Coverage,
viii.	2Q 2021 EBITDAR to Master Lease Rent Coverage and
ix.	UW EBITDAR to Master Lease Rent Coverage

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the Depositor instructed us to round the characteristics listed in i. through ix. above to two decimal places.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Documents

Source Document Title	Source Document Date

Promissory Notes	14 February 2020

Mortgage Loan Agreement	14 February 2020

Promissory Note Schedule	Not Dated

Second Amendment to Mortgage Loan Agreement	1 May 2020

Settlement Statement	14 February 2020

Cash Management Agreement	14 February 2020

Guaranty Agreement	14 February 2020

Escrow Instruction Letter	14 February 2020

Master Lease Agreement	14 February 2020

Master Lease Abstract	Not Dated

Property Source Documents

Source Document Title	Source Document Date

Appraisal Reports	Various

Pro Forma Title Policy	Not Dated

Engineering Reports	11 February 2020

Underwriter’s Summary Report	Not Dated

Environmental Phase I Reports	11 February 2020

Insurance Review Document	Not Dated

Tenant Lease Agreements	Various

O&M Plan Agreement	14 February 2020

USPS Internet Site (www.usps.com)	Not Applicable

Exhibit 2 to Attachment A Page 1 of 10

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Property Type	Appraisal Report
Property Sub-Type	Appraisal Report
Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State (see Note 1)	Appraisal Report
County	Appraisal Report
Zip	USPS Internet Site (www.usps.com)
Market	Appraisal Report
Submarket	Appraisal Report
Built	Appraisal Report
Renovated	Appraisal Report
Rooms	Appraisal Report
Occupancy (%)	Underwriter’s Summary Report
Occupancy Date	Underwriter’s Summary Report
Unit of Measure	Underwriter’s Summary Report
Ownership Interest	Pro Forma Title Policy

Third Party Information:

Characteristic	Source Document(s)

Appraisal Report Provider	Appraisal Report
As-Is Real Property Appraised Value	Appraisal Report
As-Is Real Property Appraised Value Date	Appraisal Report
As-Is Appraised Value (Fee Simple)	Appraisal Report
As-Is Appraised (Fee Simple) Value Date	Appraisal Report
Land Value	Appraisal Report
Land Value Date	Appraisal Report
Engineering Report Provider	Engineering Report
Engineering Report Date	Engineering Report
Seismic Zone	Engineering Report
Environmental Report Provider	Environmental Phase I Report
Environmental Report Date	Environmental Phase I Report
Phase II Required	Environmental Phase I Report
ACM O&M Plan	Environmental Phase I Report

Exhibit 2 to Attachment A Page 2 of 10

Hotel Operating Information:

Characteristic	Source Document(s)

2015 Historical Occupancy	Underwriter’s Summary Report
2016 Historical Occupancy	Underwriter’s Summary Report
2017 Historical Occupancy	Underwriter’s Summary Report
2018 Historical Occupancy	Underwriter’s Summary Report
2019 Historical Occupancy	Underwriter’s Summary Report
2020 Historical Occupancy	Underwriter’s Summary Report
June 2021 TTM Historical Occupancy	Underwriter’s Summary Report
UW Historical Occupancy	Underwriter’s Summary Report
2015 ADR	Underwriter’s Summary Report
2016 ADR	Underwriter’s Summary Report
2017 ADR	Underwriter’s Summary Report
2018 ADR	Underwriter’s Summary Report
2019 ADR	Underwriter’s Summary Report
2020 ADR	Underwriter’s Summary Report
June 2021 TTM ADR	Underwriter’s Summary Report
2Q 2021 ADR	Underwriter’s Summary Report
UW ADR	Underwriter’s Summary Report
2015 RevPAR	Underwriter’s Summary Report
2016 RevPAR	Underwriter’s Summary Report
2017 RevPAR	Underwriter’s Summary Report
2018 RevPAR	Underwriter’s Summary Report
2019 RevPAR	Underwriter’s Summary Report
2020 RevPAR	Underwriter’s Summary Report
June 2021 TTM RevPAR	Underwriter’s Summary Report
2Q 2021 RevPAR	Underwriter’s Summary Report
UW RevPAR	Underwriter’s Summary Report

Underwriting Information: (see Note 2)

Characteristic	Source Document(s)

2015 Hotel Revenue	Underwriter’s Summary Report
2016 Hotel Revenue	Underwriter’s Summary Report
2017 Hotel Revenue	Underwriter’s Summary Report
2018 Hotel Revenue	Underwriter’s Summary Report
2019 Hotel Revenue	Underwriter’s Summary Report
2020 Hotel Revenue	Underwriter’s Summary Report
June 2021 TTM Hotel Revenue	Underwriter’s Summary Report
2Q 2021 Hotel Revenue	Underwriter’s Summary Report
UW Hotel Revenue	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 3 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Casino Revenue	Underwriter’s Summary Report
2016 Casino Revenue	Underwriter’s Summary Report
2017 Casino Revenue	Underwriter’s Summary Report
2018 Casino Revenue	Underwriter’s Summary Report
2019 Casino Revenue	Underwriter’s Summary Report
2020 Casino Revenue	Underwriter’s Summary Report
June 2021 TTM Casino Revenue	Underwriter’s Summary Report
2Q 2021 Casino Revenue	Underwriter’s Summary Report
UW Casino Revenue	Underwriter’s Summary Report
2015 F&B Revenue	Underwriter’s Summary Report
2016 F&B Revenue	Underwriter’s Summary Report
2017 F&B Revenue	Underwriter’s Summary Report
2018 F&B Revenue	Underwriter’s Summary Report
2019 F&B Revenue	Underwriter’s Summary Report
2020 F&B Revenue	Underwriter’s Summary Report
June 2021 TTM F&B Revenue	Underwriter’s Summary Report
2Q 2021 F&B Revenue	Underwriter’s Summary Report
UW F&B Revenue	Underwriter’s Summary Report
2015 Other Revenue	Underwriter’s Summary Report
2016 Other Revenue	Underwriter’s Summary Report
2017 Other Revenue	Underwriter’s Summary Report
2018 Other Revenue	Underwriter’s Summary Report
2019 Other Revenue	Underwriter’s Summary Report
2020 Other Revenue	Underwriter’s Summary Report
June 2021 TTM Other Revenue	Underwriter’s Summary Report
2Q 2021 Other Revenue	Underwriter’s Summary Report
UW Other Revenue	Underwriter’s Summary Report
2015 Total Revenue	Underwriter’s Summary Report
2016 Total Revenue	Underwriter’s Summary Report
2017 Total Revenue	Underwriter’s Summary Report
2018 Total Revenue	Underwriter’s Summary Report
2019 Total Revenue	Underwriter’s Summary Report
2020 Total Revenue	Underwriter’s Summary Report
June 2021 TTM Total Revenue	Underwriter’s Summary Report
2Q 2021 Total Revenue	Underwriter’s Summary Report
UW Total Revenue	Underwriter’s Summary Report
2015 Hotel Expense	Underwriter’s Summary Report
2016 Hotel Expense	Underwriter’s Summary Report
2017 Hotel Expense	Underwriter’s Summary Report
2018 Hotel Expense	Underwriter’s Summary Report
2019 Hotel Expense	Underwriter’s Summary Report
2020 Hotel Expense	Underwriter’s Summary Report
June 2021 TTM Hotel Expense	Underwriter’s Summary Report
2Q 2021 Hotel Expense	Underwriter’s Summary Report
UW Hotel Expense	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 4 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Casino Expense	Underwriter’s Summary Report
2016 Casino Expense	Underwriter’s Summary Report
2017 Casino Expense	Underwriter’s Summary Report
2018 Casino Expense	Underwriter’s Summary Report
2019 Casino Expense	Underwriter’s Summary Report
2020 Casino Expense	Underwriter’s Summary Report
June 2021 TTM Casino Expense	Underwriter’s Summary Report
2Q 2021 Casino Expense	Underwriter’s Summary Report
UW Casino Expense	Underwriter’s Summary Report
2015 F&B Expense	Underwriter’s Summary Report
2016 F&B Expense	Underwriter’s Summary Report
2017 F&B Expense	Underwriter’s Summary Report
2018 F&B Expense	Underwriter’s Summary Report
2019 F&B Expense	Underwriter’s Summary Report
2020 F&B Expense	Underwriter’s Summary Report
June 2021 TTM F&B Expense	Underwriter’s Summary Report
2Q 2021 F&B Expense	Underwriter’s Summary Report
UW F&B Expense	Underwriter’s Summary Report
2015 Other Expenses	Underwriter’s Summary Report
2016 Other Expenses	Underwriter’s Summary Report
2017 Other Expenses	Underwriter’s Summary Report
2018 Other Expenses	Underwriter’s Summary Report
2019 Other Expenses	Underwriter’s Summary Report
2020 Other Expense	Underwriter’s Summary Report
June 2021 TTM Other Expense	Underwriter’s Summary Report
2Q 2021 Other Expense	Underwriter’s Summary Report
UW Other Expenses	Underwriter’s Summary Report
2015 Total Departmental Expenses	Underwriter’s Summary Report
2016 Total Departmental Expenses	Underwriter’s Summary Report
2017 Total Departmental Expenses	Underwriter’s Summary Report
2018 Total Departmental Expenses	Underwriter’s Summary Report
2019 Total Departmental Expenses	Underwriter’s Summary Report
2020 Total Departmental Expenses	Underwriter’s Summary Report
June 2021 TTM Total Departmental Expenses	Underwriter’s Summary Report
2Q 2021 Total Departmental Expenses	Underwriter’s Summary Report
UW Total Departmental Expenses	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Total Departmental Income	Underwriter’s Summary Report
2016 Total Departmental Income	Underwriter’s Summary Report
2017 Total Departmental Income	Underwriter’s Summary Report
2018 Total Departmental Income	Underwriter’s Summary Report
2019 Total Departmental Income	Underwriter’s Summary Report
2020 Total Departmental Income	Underwriter’s Summary Report
June 2021 TTM Total Departmental Income	Underwriter’s Summary Report
2Q 2021 Total Departmental Income	Underwriter’s Summary Report
UW Total Departmental Income	Underwriter’s Summary Report
2015 Property Maintenance Expense	Underwriter’s Summary Report
2016 Property Maintenance Expense	Underwriter’s Summary Report
2017 Property Maintenance Expense	Underwriter’s Summary Report
2018 Property Maintenance Expense	Underwriter’s Summary Report
2019 Property Maintenance Expense	Underwriter’s Summary Report
2020 Property Maintenance Expense	Underwriter’s Summary Report
June 2021 TTM Property Maintenance Expense	Underwriter’s Summary Report
2Q 2021 Property Maintenance Expense	Underwriter’s Summary Report
UW Property Maintenance Expense	Underwriter’s Summary Report
2015 Property Administration Expense	Underwriter’s Summary Report
2016 Property Administration Expense	Underwriter’s Summary Report
2017 Property Administration Expense	Underwriter’s Summary Report
2018 Property Administration Expense	Underwriter’s Summary Report
2019 Property Administration Expense	Underwriter’s Summary Report
2020 Property Administration Expense	Underwriter’s Summary Report
June 2021 TTM Property Administration Expense	Underwriter’s Summary Report
2Q 2021 Property Administration Expense	Underwriter’s Summary Report
UW Property Administration Expense	Underwriter’s Summary Report
2015 Marketing & Advertising Expense	Underwriter’s Summary Report
2016 Marketing & Advertising Expense	Underwriter’s Summary Report
2017 Marketing & Advertising Expense	Underwriter’s Summary Report
2018 Marketing & Advertising Expense	Underwriter’s Summary Report
2019 Marketing & Advertising Expense	Underwriter’s Summary Report
2020 Marketing & Advertising Expense	Underwriter’s Summary Report
June 2021 TTM Marketing & Advertising Expense	Underwriter’s Summary Report
2Q 2021 Marketing & Advertising Expense	Underwriter’s Summary Report
UW Marketing & Advertising Expense	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 6 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Total Undistributed Expenses	Underwriter’s Summary Report
2016 Total Undistributed Expenses	Underwriter’s Summary Report
2017 Total Undistributed Expenses	Underwriter’s Summary Report
2018 Total Undistributed Expenses	Underwriter’s Summary Report
2019 Total Undistributed Expenses	Underwriter’s Summary Report
2020 Total Undistributed Expenses	Underwriter’s Summary Report
June 2021 TTM Total Undistributed Expenses	Underwriter’s Summary Report
2Q 2021 Total Undistributed Expenses	Underwriter’s Summary Report
UW Total Undistributed Expenses	Underwriter’s Summary Report
2015 Income Before Fixed Charges	Underwriter’s Summary Report
2016 Income Before Fixed Charges	Underwriter’s Summary Report
2017 Income Before Fixed Charges	Underwriter’s Summary Report
2018 Income Before Fixed Charges	Underwriter’s Summary Report
2019 Income Before Fixed Charges	Underwriter’s Summary Report
2020 Income Before Fixed Charges	Underwriter’s Summary Report
June 2021 TTM Income Before Fixed Charges	Underwriter’s Summary Report
2Q 2021 Income Before Fixed Charges	Underwriter’s Summary Report
UW Income Before Fixed Charges	Underwriter’s Summary Report
2015 Real Estate Taxes	Underwriter’s Summary Report
2016 Real Estate Taxes	Underwriter’s Summary Report
2017 Real Estate Taxes	Underwriter’s Summary Report
2018 Real Estate Taxes	Underwriter’s Summary Report
2019 Real Estate Taxes	Underwriter’s Summary Report
2020 Real Estate Taxes	Underwriter’s Summary Report
June 2021 TTM Real Estate Taxes	Underwriter’s Summary Report
2Q 2021 Real Estate Taxes	Underwriter’s Summary Report
UW Real Estate Taxes	Underwriter’s Summary Report
2015 Insurance	Underwriter’s Summary Report
2016 Insurance	Underwriter’s Summary Report
2017 Insurance	Underwriter’s Summary Report
2018 Insurance	Underwriter’s Summary Report
2019 Insurance	Underwriter’s Summary Report
2020 Insurance	Underwriter’s Summary Report
June 2021 TTM Insurance	Underwriter’s Summary Report
2Q 2021 Insurance	Underwriter’s Summary Report
UW Insurance	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 7 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 Total Fixed & Other Expenses	Underwriter’s Summary Report
2016 Total Fixed & Other Expenses	Underwriter’s Summary Report
2017 Total Fixed & Other Expenses	Underwriter’s Summary Report
2018 Total Fixed & Other Expenses	Underwriter’s Summary Report
2019 Total Fixed & Other Expenses	Underwriter’s Summary Report
2020 Total Fixed & Other Expenses	Underwriter’s Summary Report
June 2021 TTM Total Fixed & Other Expenses	Underwriter’s Summary Report
2Q 2021 Total Fixed & Other Expenses	Underwriter’s Summary Report
UW Total Fixed & Other Expenses	Underwriter’s Summary Report
2015 Total Undistributed & Other Expenses	Underwriter’s Summary Report
2016 Total Undistributed & Other Expenses	Underwriter’s Summary Report
2017 Total Undistributed & Other Expenses	Underwriter’s Summary Report
2018 Total Undistributed & Other Expenses	Underwriter’s Summary Report
2019 Total Undistributed & Other Expenses	Underwriter’s Summary Report
2020 Total Undistributed & Other Expenses	Underwriter’s Summary Report
June 2021 TTM Total Undistributed & Other Expenses	Underwriter’s Summary Report
2Q 2021 Total Undistributed & Other Expenses	Underwriter’s Summary Report
UW Total Undistributed & Other Expenses	Underwriter’s Summary Report
2015 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2016 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2017 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2018 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2019 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2020 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
June 2021 TTM Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2Q 2021 Net Extraordinary Loss Add-back	Underwriter’s Summary Report
UW Net Extraordinary Loss Add-back	Underwriter’s Summary Report
2015 EBITDAR	Underwriter’s Summary Report
2016 EBITDAR	Underwriter’s Summary Report
2017 EBITDAR	Underwriter’s Summary Report
2018 EBITDAR	Underwriter’s Summary Report
2019 EBITDAR	Underwriter’s Summary Report
2020 EBITDAR	Underwriter’s Summary Report
June 2021 TTM EBITDAR	Underwriter’s Summary Report
2Q 2021 EBITDAR	Underwriter’s Summary Report
UW EBITDAR	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 8 of 10

Underwriting Information: (continued)

Characteristic	Source Document(s)

2015 FF&E Reserve	Underwriter’s Summary Report
2016 FF&E Reserve	Underwriter’s Summary Report
2017 FF&E Reserve	Underwriter’s Summary Report
2018 FF&E Reserve	Underwriter’s Summary Report
2019 FF&E Reserve	Underwriter’s Summary Report
2020 FF&E Reserve	Underwriter’s Summary Report
June 2021 TTM FF&E Reserve	Underwriter’s Summary Report
2Q 2021 FF&E Reserve	Underwriter’s Summary Report
UW FF&E Reserve	Underwriter’s Summary Report
2015 Net Cash Flow	Underwriter’s Summary Report
2016 Net Cash Flow	Underwriter’s Summary Report
2017 Net Cash Flow	Underwriter’s Summary Report
2018 Net Cash Flow	Underwriter’s Summary Report
2019 Net Cash Flow	Underwriter’s Summary Report
2020 Net Cash Flow	Underwriter’s Summary Report
June 2021 TTM Net Cash Flow	Underwriter’s Summary Report
2Q 2021 Net Cash Flow	Underwriter’s Summary Report
UW Net Cash Flow	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Tax Escrow ($)	Mortgage Loan Agreement and Settlement Statement
Monthly Tax Escrow ($)	Mortgage Loan Agreement
Tax Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Insurance Escrow ($)	Mortgage Loan Agreement and Settlement Statement
Monthly Insurance Escrow ($)	Mortgage Loan Agreement
Insurance Escrow Springing Conditions	Mortgage Loan Agreement
Upfront Immediate Repairs Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Upfront CapEx Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Monthly CapEx Reserve ($)	Mortgage Loan Agreement
CapEx Reserve Springing Conditions	Mortgage Loan Agreement
CapEx Escrow Cap ($)	Mortgage Loan Agreement
Upfront TI/LC Reserve ($)	Mortgage Loan Agreement and Settlement Statement
Monthly TI/LC Reserve ($)	Mortgage Loan Agreement
TI/LC Reserve Springing Conditions	Mortgage Loan Agreement
TI/LC Reserve Cap ($)	Mortgage Loan Agreement
Upfront Other Reserve	Mortgage Loan Agreement and Settlement Statement
Ongoing Other Reserve	Mortgage Loan Agreement
Other Reserve Description	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 9 of 10

Mortgage Loan Information:

Characteristic	Source Document(s)

Origination Date	Mortgage Loan Agreement
Whole Loan Original Amount ($)	Mortgage Loan Agreement
A Note Interest Rate	Second Amendment to Mortgage Loan Agreement
B Note Interest Rate	Second Amendment to Mortgage Loan Agreement
C Note Interest Rate	Second Amendment to Mortgage Loan Agreement
Interest Accrual Period	Mortgage Loan Agreement
Interest Calculation (30/360 / Actual/360)	Mortgage Loan Agreement
Amort Type	Mortgage Loan Agreement
Grace Period	Mortgage Loan Agreement
First Loan Payment Date	Mortgage Loan Agreement
Final Maturity Date	Mortgage Loan Agreement
ARD Loan (Yes/No)	Mortgage Loan Agreement
ARD Mortgage Rate After ARD	Mortgage Loan Agreement
Hyper-Amortization Commencement Date	Mortgage Loan Agreement
ARD Loan Maturity Date	Mortgage Loan Agreement
Lockbox (see Note 3)	Mortgage Loan Agreement
Lockbox Type (see Note 4)	Mortgage Loan Agreement
Cash Management (see Note 5)	Mortgage Loan Agreement
Cash Management Triggers	Mortgage Loan Agreement
Prepayment String (see Note 6)	Mortgage Loan Agreement
Borrower Name	Mortgage Loan Agreement
Borrower Entity Type	Mortgage Loan Agreement
Carveout Guarantor	Mortgage Loan Agreement
Partial Release	Mortgage Loan Agreement
Partial Release Description	Mortgage Loan Agreement
Future Debt Permitted?	Mortgage Loan Agreement
Future Debt Description	Mortgage Loan Agreement and Second Amendment to Mortgage Loan Agreement
Master Lease Initial Maturity Date	Master Lease Agreement and Master Lease Abstract
Master Lease Extension Options	Master Lease Agreement and Master Lease Abstract
Initial Master Lease Annual Base Rent	Master Lease Agreement and Master Lease Abstract
June 2021 TTM Master Lease Annual Base Rent	Master Lease Agreement and Master Lease Abstract
Master Lease Annual Base Rent	Master Lease Agreement and Master Lease Abstract
Master Lease Rent Adjustments	Master Lease Agreement and Master Lease Abstract

Exhibit 2 to Attachment A Page 10 of 10

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/- $1 or less.

3.	For the purpose of comparing the “Lockbox” characteristic, the Depositor instructed us to use “In Place” if the applicable Source Document(s) require the monthly debt service and reserve accounts to be funded directly from the lockbox account, and any excess cash is either (i) disbursed to the borrower(s) or (ii) retained as additional collateral for the Mortgage Loan.

4.	For the purpose of comparing the “Lockbox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager to direct the tenants, credit card companies or credit card clearing banks to pay rents and/or receipts directly to a lockbox account controlled by the lender(s).

5.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to an account controlled by the borrower(s) or otherwise made available to the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), funds in the lockbox are forwarded to a cash management account controlled by the lender(s), and the funds are disbursed according to the applicable Source Document(s).

6.	For the purpose of comparing the “Prepayment String” characteristic, the Depositor instructed us to assume that the entire “Loan” (as defined in the mortgage loan agreement Source Document) has been securitized.

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic

Inclusion Indicator
Control
Property Name
Seismic Report Date
PML (SEL)
PML (SUL)
Administrative Fee Rate (%)
A Notes Trust Original Amount ($)
Companion A Notes Original Amount ($)
Companion B Notes Original Amount ($)
Companion C Notes Original Amount ($)

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.